Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Novartis AG
Entity Central Index Key	0001114448
Current Fiscal Year End Date	--12-31